Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

These consolidated financial statements present the consolidated financial position and results of operations of Hilton as of and for the years ended December 31, 2018, 2017 and 2016, with the combined historical financial results of Park and HGV for the year ended December 31, 2016 reflected as discontinued operations. Unless otherwise indicated, the information in the notes to the consolidated financial statements refer only to Hilton's continuing operations and do not include discussion of balances or activity of Park or HGV.

Principles of Consolidation

Our consolidated financial statements include the accounts of our wholly owned subsidiaries and entities in which we have a controlling financial interest, including variable interest entities ("VIEs") for which we are the primary beneficiary. Entities in which we have a controlling financial interest generally comprise majority owned real estate ownership and management enterprises.

The determination of a controlling financial interest is based upon the terms of the governing agreements of the respective entities, including the evaluation of rights held by other ownership interests. If the entity is considered to be a VIE, we determine whether we are the primary beneficiary, and then consolidate those VIEs for which we have determined we are the primary beneficiary. If the entity in which we hold an interest does not meet the definition of a VIE, we evaluate whether we have a controlling financial interest through our voting interests in the entity. We consolidate entities when we own more than 50 percent of the voting shares of a company or otherwise have a controlling financial interest.

All material intercompany transactions and balances have been eliminated in consolidation. References in these financial statements to net income (loss) attributable to Hilton stockholders and Hilton stockholders' equity (deficit) do not include noncontrolling interests, which represent the outside ownership interests of our consolidated, non-wholly owned entities and are reported separately.

Use of Estimates

The preparation of financial statements in conformity with United States ("U.S") generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates.

Reclassifications

On January 1, 2018, we adopted the requirements of Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09") using the full retrospective approach as of January 1, 2016. All amounts and disclosures set forth in this prospectus reflect the necessary adjustments required for the adoption of this standard, including the reclassification of prior period balances to conform to current year presentation. See "Summary of Significant Accounting Policies" below for additional information.

Summary of Significant Accounting Policies

Revenue Recognition

Revenues are primarily derived from management and franchise contracts with third-party hotel and resort owners, as well as from our owned and leased hotels. The majority of our performance obligations are a series of distinct goods or services, for which we receive variable consideration through our management and franchise fees or fixed consideration through our owned and leased hotels. We allocate the variable fees to the distinct services to which they relate applying the prescribed variable consideration allocation guidance, and we allocate fixed consideration to the related performance obligations based on their estimated standalone selling prices.

We do not adjust the promised amount of consideration for the effects of a significant financing component when we expect, at contract inception, that the period between our transfer of a promised good or service to a customer and when the customer pays for that good or service will be one year or less, which it is in substantially all cases. Additionally, we do not typically include extended payment terms in our contracts with customers.

Management and franchise revenues

We identified the following performance obligations in connection with our management and franchise contracts:

•	Intellectual Property ("IP") licenses grant the right to access our hotel system IP, including brand IP, reservations systems and property management systems.

•	Hotel management services include providing day-to-day management services of the hotels for the property owners.

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Development services include providing consultative services (e.g., design assistance and contractor selection) to the property owner to assist with the construction of the hotel prior to the hotel opening.

•	Pre-opening services include providing services (e.g., advertising, budgeting, e-commerce strategies, food and beverage testing) to the property owner to assist in preparing for the hotel opening.

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Substantive rights for free or discounted goods or services to hotel guests are satisfied at the earlier point in time of either when the substantive right expires or the underlying free or discounted good or service is provided to the hotel guest.

Each of the identified performance obligations is considered to be a series of distinct services transferred over time. While the underlying activities may vary from day to day, the nature of the commitments are the same each day, and the property owner can independently benefit from each day's services. Management and franchise fees are typically based on the sales or usage of the underlying hotel, with the exception of fixed upfront fees, which usually represent an insignificant portion of the transaction price.

Franchise and licensing fees represent fees earned in connection with the licensing of one of our brands, usually under long-term contracts with the property owner, and include the following:

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Royalty fees are generally based on a percentage of the hotel's monthly gross room revenue and, in some cases, may also include a percentage of gross food and beverage revenues and other revenues, as applicable. These fees are typically billed and collected monthly, and revenue is generally recognized as services are provided.

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Application, initiation and other fees are charged when: (i) new hotels enter our system; (ii) there is a change of ownership of a hotel; or (iii) contracts with properties already in our system are extended. These fees are typically fixed and collected upfront and are recognized as revenue over the term of the franchise contract. We do not consider this advance consideration to include a significant financing component, since it is used to protect us from the property owner failing to adequately complete some or all of its obligations under the contract.

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Licensing fees are earned from: (i) a license agreement with HGV to use certain Hilton marks and IP in its timeshare business, which are typically billed and collected monthly, and revenue is generally recognized at the same time the fees are billed and (ii) co-brand credit card arrangements, which are recognized as revenue when points for our guest loyalty program, Hilton Honors, are issued, generally as spend on the co-branded credit card occurs; see further discussion below under "Hilton Honors."

Consideration paid or anticipated to be paid to incentivize hotel owners to enter into franchise contracts with us is amortized over the life of the applicable contract as a reduction to franchise and licensing fees.

Management fees represent fees earned from hotels that we manage, usually under long-term contracts with the property owner, and include the following:

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Base management fees are generally based on a percentage of the hotel's monthly gross revenue. Base fees are typically billed and collected monthly, and revenue is generally recognized as services are provided.

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Incentive management fees are generally based on a percentage of the hotel's operating profits and in some cases may be subject to a stated return threshold to the property owner, normally over a one-calendar year period (the "incentive period"). Incentive fee revenue is recognized on a monthly basis, but only to the extent the cumulative fee earned does not exceed the probable fee for the incentive period. Incentive fee payment terms vary, but they are generally billed and collected monthly or annually upon completion of the incentive period.

Consideration paid or anticipated to be paid to incentivize hotel owners to enter into management contracts with us is amortized over the life of the applicable contract as a reduction to base and other management fees.

We do not estimate revenues expected to be recognized related to our unsatisfied performance obligations for our: (i) royalty fees, since they are considered sales-based royalty fees recognized as hotel room sales occur in exchange for licenses of our brand names over the terms of the franchise contracts and (ii) base management fees and incentive management fees, since they are allocated entirely to the wholly unsatisfied promise to transfer management services, which form part of a single performance obligation in a series, over the term of the individual management contract.

Other revenues from managed and franchised properties represent amounts that are contractually reimbursed to us by property owners, either directly as costs are incurred or indirectly through fees that are billed and collected in advance related to certain costs and expenses of the related properties, and include the following:

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Direct reimbursements include payroll and related costs and certain other operating costs of the managed and franchised properties' operations, which are contractually reimbursed to us by the property owners as expenses are incurred. Revenue is recognized based on the amount of expenses incurred by Hilton, which are presented as other expenses from managed and franchised properties in our consolidated statements of operations, that are then reimbursed to us by the property owner typically on a monthly basis, which results in no net effect on operating income (loss) or net income (loss).

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Indirect reimbursements include marketing expenses and other expenses associated with our brands and shared services, which are paid from fees collected by Hilton from the managed and franchised properties. Indirect reimbursements are typically billed and collected monthly, based on the underlying hotel's sales or usage (such as gross room revenue and number of reservations processed), and revenue is generally recognized as services are provided. System implementation fees charged to property owners are deferred and recognized as revenue over the term of the management or franchise contract. The corresponding expenses are expensed as incurred and are presented as other expenses from managed and franchised properties in our consolidated statements of operations and are expected to equal the revenues earned from indirect reimbursements over time.

The management and franchise fees and reimbursements from third-party hotel owners are allocated to the performance obligations and the distinct services to which they relate using their estimated standalone selling prices. The terms of the fees earned under the contract relate to a specific outcome of providing the services (e.g., hotel room sales) or to Hilton's efforts (e.g., costs) to satisfy the performance obligations. Using time as the measure of progress, we recognize fee revenue and indirect reimbursements in the period earned per the terms of the contract and revenue related to direct reimbursements in the period in which the cost is incurred.

Owned and leased hotel revenues

We identified the following performance obligations in connection with our owned and leased hotel revenues, for which revenue is recognized as the respective performance obligations are satisfied, which results in recognizing the amount we expect to be entitled to for providing the goods or services:

•	Cancellable room reservations or ancillary services are typically satisfied as the good or service is transferred to the hotel guest, which is generally when the room stay occurs.

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Noncancellable room reservations and banquet or conference reservations represent a series of distinct goods or services provided over time and satisfied as each distinct good or service is provided, which is reflected by the duration of the reservation.

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Substantive rights for free or discounted goods or services are satisfied at the earlier of when: (i) the substantive right expires or (ii) the underlying free or discounted good or service is provided to the hotel guest.

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Other ancillary goods and services are purchased independently of the room reservation at standalone selling prices and are considered separate performance obligations, which are satisfied when the related good or service is provided to the hotel guest.

•	Components of package reservations for which each component could be sold separately to other hotel guests are considered separate performance obligations and are satisfied as set forth above.

Owned and leased hotel revenues primarily consist of hotel room sales, revenue from accommodations sold in conjunction with other services (e.g., package reservations), food and beverage sales and other ancillary goods and services (e.g., parking) related to owned, leased and consolidated non-wholly owned hotel properties. Revenue is recognized when rooms are occupied or goods and services have been delivered or rendered, respectively. Payment terms typically align with when the goods and services are provided. Owned and leased hotel revenues are reduced upon issuance of Hilton Honors points for Hilton Honors members' paid stay transactions and are recognized when Hilton Honors points are redeemed for a free stay at an owned or leased hotel (see the "Hilton Honors" section below for additional information).

Although the transaction prices of hotel room sales, goods and other services are generally fixed and based on the respective room reservation or other agreement, an estimate to reduce the transaction price is required if a discount is expected to be provided to the customer. For package reservations, the transaction price is allocated to the performance obligations within the package based on the estimated standalone selling prices of each component. On occasion, the hotel may also provide the customer with a substantive right to a free or discounted good or service in conjunction with a room reservation or banquet contract (e.g., free breakfast and free room night for every four nights booked). These substantive rights are considered separate performance obligations to which a portion of the transaction price is allocated based on the estimated standalone selling prices of the good or service, adjusted for the likelihood the hotel guest will exercise the right.

Other revenues

Other revenues include revenues generated by the incidental support of hotel operations for owned, leased, managed and franchised hotels, including purchasing operations, and other operating income. Purchasing revenues include any amounts received for vendor rebate arrangements that we participate in as a manager of hotels.

Taxes and fees collected on behalf of governmental agencies

We are required to collect certain taxes and fees from customers on behalf of governmental agencies and remit these back to the applicable governmental agencies on a periodic basis. We have a legal obligation to act as a collection agent. We do not retain these taxes and fees and, therefore, they are not included in our measurement of transaction prices. We have elected to present revenue net of sales taxes and other similar taxes. We record a liability when the amounts are collected and relieve the liability when payments are made to the applicable taxing authority or other appropriate governmental agency.

Discontinued Operations

In determining whether a group of assets that is disposed (or to be disposed) should be presented as a discontinued operation, we analyze whether the group of assets being disposed represents a component of the Company; that is, whether it had historic operations and cash flows that were clearly distinguished, both operationally and for financial reporting purposes. In addition, we consider whether the disposal represents a strategic shift that has or will have a major effect on our operations and financial results. The historical results and financial position of discontinued operations are separately presented in our consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with original maturities, when purchased, of three months or less.

Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents include cash balances established as security for certain guarantees, ground rent and property tax escrows, insurance, including self-insurance collateral, and furniture, fixtures and equipment replacement reserves required under certain lease agreements.

Allowance for Doubtful Accounts

An allowance for doubtful accounts is provided on accounts receivable when losses are probable based on historical collection activity and current business conditions.

Contract Assets

Contract assets relate to incentive management fees for which the period of service has passed, but for which our right to consideration is conditional upon completing the requirements of the incentive fee period. Contract assets are included in other current assets in our consolidated balance sheets and are reclassified to accounts receivable when our right to consideration becomes unconditional.

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. We do not amortize goodwill, but rather evaluate goodwill for potential impairment on an annual basis or at other times during the year if events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is below the carrying amount.

In connection with the October 24, 2007 transaction whereby we became a wholly owned subsidiary of affiliates of Blackstone (the "Merger"), we recorded goodwill representing the excess purchase price over the fair value of the other identified assets and liabilities. We evaluate goodwill for potential impairment by comparing the carrying values of our reporting units to their fair values. Our reporting units are the same as our operating segments as described in Note 19: "Business Segments." In any year we may elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is in excess of its carrying value. If we cannot determine qualitatively that the fair value is in excess of the carrying value, or if we decide to bypass the qualitative assessment, we perform a quantitative analysis. The quantitative analysis is used to identify both the existence of impairment and the amount of the impairment loss by comparing the estimated fair value of a reporting unit to its carrying value, including goodwill. The estimated fair value is based on internal projections of expected future cash flows and operating plans, as well as market conditions relative to the operations of our reporting units. If the estimated fair value of the reporting unit exceeds its carrying value, goodwill of the reporting unit is not impaired; otherwise, an impairment loss would be recognized in our consolidated statements of operations in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Brands

We manage, franchise, own and lease hotels under our portfolio of brands. There are no legal, regulatory, contractual, competitive, economic or other factors that limit the useful lives of these brands and, accordingly, the useful lives of these brands are considered to be indefinite. As of December 31, 2018, our brand portfolio included Waldorf Astoria Hotels & Resorts, LXR Hotels & Resorts, Conrad Hotels & Resorts, Canopy by Hilton, Hilton Hotels & Resorts, Curio Collection by Hilton, DoubleTree by Hilton, Tapestry Collection by Hilton, Embassy Suites by Hilton, Motto by Hilton, Hilton Garden Inn, Hampton by Hilton, Tru by Hilton, Homewood Suites by Hilton, Home2 Suites by Hilton and our timeshare brand, Hilton Grand Vacations.

At the time of the Merger, our brands were assigned a fair value based on a common valuation technique known as the relief from royalty approach. LXR Hotels & Resorts, Canopy by Hilton, Curio Collection by Hilton, Tapestry Collection by Hilton, Motto by Hilton, Tru by Hilton, and Home2 Suites by Hilton were launched post-Merger and, as such, they were not assigned fair values, and we do not have any intangible assets for these brands recorded in our consolidated balances sheets. We evaluate our brands intangible assets for impairment on an annual basis or at other times during the year if indicators of impairment exist. In any year we may elect to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is in excess of its carrying value. If we cannot determine qualitatively that the fair value is in excess of the carrying value, or if we decide to bypass the qualitative assessment, we perform a quantitative analysis. The estimated fair value is based on internal projections of expected future cash flows. If a brand intangible asset’s estimated current fair value is less than its respective carrying value, the excess of the carrying value over the estimated fair value is recognized in our consolidated statements of operations as an impairment loss.

Intangible Assets with Finite Useful Lives

We have certain finite lived intangible assets that were initially recorded at their fair value at the time of the Merger. These intangible assets consist of management contracts, franchise contracts, leases, certain proprietary technologies and our Hilton Honors guest loyalty program. Additionally, we capitalize cash consideration paid to incentivize hotel owners to enter into management and franchise contracts with us as contract acquisition costs and the incremental costs to obtain or fulfill the contracts as development commissions, which are generally fixed. We also capitalize costs incurred to develop internal-use computer software and costs to acquire software licenses, as well as internal and external costs incurred in connection with the development of upgrades or enhancements that result in additional information technology functionality.

Intangible assets with finite useful lives are amortized using the straight-line method over their respective estimated useful lives, which for contract acquisition costs and development commissions is the contract term, including any renewal periods that are at our sole option. These estimated useful lives are generally as follows: management contracts recorded at the Merger (13 to 16 years); management contract acquisition costs and development commissions (20 to 30 years); franchise contracts recorded at the Merger (12 to 13 years); franchise contract acquisition costs and development commissions (10 to 20 years); leases (12 to 35 years); Hilton Honors (16 years); and capitalized software development costs (3 years). In our consolidated statements of operations, the amortization of these intangible assets, excluding contract acquisition costs, is included in depreciation and amortization expense, and the amortization of contract acquisition costs is recognized as a reduction to franchise and licensing fees and base and other management fees, based on contract type. Costs incurred prior to the acquisition of a contract, such as external legal costs, are expensed as incurred and included in general and administrative expenses in our consolidated statements of operations. Cash flows for contract acquisition costs and development commissions are included as operating activities in our consolidated statements of cash flows, and cash flows for software development costs are included as investing activities.

We review all finite lived intangible assets for impairment when indicators of impairment exist. We perform an analysis to determine the recoverability of the asset group carrying value by comparing the expected undiscounted future cash flows to the net book value of the asset group. If the carrying value of the asset group is not recoverable, we recognize an impairment loss for the excess carrying value over the estimated fair value in our consolidated statements of operations.

Property and Equipment

Property and equipment are recorded at cost. Costs of improvements that extend the economic life or improve service potential are also capitalized. Capitalized costs are depreciated over their estimated useful lives. Costs for normal repairs and maintenance are expensed as incurred.

Depreciation is recorded using the straight-line method over the assets’ estimated useful lives, which are generally as follows: buildings and improvements (8 to 40 years), furniture and equipment (3 to 8 years) and computer equipment (3 to 5 years). Leasehold improvements are depreciated over the shorter of the estimated useful life, based on the estimates above, or the lease term.

We evaluate the carrying value of our property and equipment if there are indicators of impairment. We perform an analysis to determine the recoverability of the asset group carrying value by comparing the expected undiscounted future cash flows to the net book value of the asset group. If it is determined that the expected undiscounted future cash flows are less than the net carrying value of the asset group, the excess of the net carrying value over the estimated fair value is recorded in our consolidated statements of operations within impairment loss. Fair value is generally estimated using valuation techniques that consider the discounted cash flows of the asset group using discount and capitalization rates deemed reasonable for the type of assets, as well as prevailing market conditions, appraisals, recent similar transactions in the market and, if appropriate and available, current estimated net sales proceeds from pending offers.

If sufficient information exists to reasonably estimate the fair value of a conditional asset retirement obligation, including environmental remediation liabilities, we recognize the fair value of the obligation when the obligation is incurred, which is generally upon acquisition, construction or development or through the normal operation of the asset.
Contract Liabilities

Contract liabilities relate to: (i) advance consideration received from hotel owners at contract inception for services considered to be part of the contract performance obligations, such as application, initiation and other fees; (ii) advance consideration received for certain indirect reimbursements, such as system implementation fees; and (iii) amounts received when points are issued under Hilton Honors, but for which revenue is not yet recognized, since the related points are not yet redeemed. Contract liabilities related to advance consideration received for fees and certain indirect reimbursements are recognized as revenue over the term of the related contract. Contract liabilities related to amounts received for Hilton Honors are recognized as revenue when the points are redeemed for a free good or service by the Hilton Honors member, which, on average, occurs within two years of points issuance. Contract liabilities are included in deferred revenues in our consolidated balance sheets.

Hilton Honors

Hilton Honors is our guest loyalty and marketing program provided to our hotel and resort properties. Nearly all of our managed, franchised, owned and leased properties participate in the Hilton Honors program. Hilton Honors members earn points based on their spending at our participating properties and through participation in affiliated partner programs. When points are earned by Hilton Honors members, they are provided with a substantive right to free or discounted goods or services in the future upon accumulation of the required level of Hilton Honors points. Points may be redeemed for the right to stay at participating properties, as well as for other goods and services from third parties, including, but not limited to, airlines, car rentals, cruises, vacation packages, shopping and dining.

As points are issued to a Hilton Honors member, the property or program partner pays Hilton Honors based on an estimated cost per point for the costs of operating the program, which include marketing, promotion, communication and administrative expenses, as well as the estimated cost of award redemptions. When these payments are received we record amounts equal to the estimated cost per point of the future redemption obligation within the liability for guest loyalty program and any amounts received in excess of the estimated cost per point within deferred revenues in our consolidated balance sheets. We engage outside actuaries to assist in determining the fair value of the future redemption obligation using statistical formulas that project future point redemptions based on factors that include historical experience, an estimate of points that will eventually be redeemed, which includes an estimate of "breakage" for points that will never be redeemed, and the cost of reimbursing properties and other third parties with respect to other redemption opportunities available to Hilton Honors members. When points are issued as a result of a stay at an owned or leased hotel, we recognize a reduction in owned and leased hotel revenues, since we are also the guest loyalty program sponsor. For the Hilton Honors fees that are charged to the participating properties, we allocate the fees to the substantive right created by the Hilton Honors points that are issued using the variable consideration allocation guidance, since the fees are directly related to the issuance of Hilton Honors points to the Hilton Honors member and Hilton's efforts to satisfy the future redemption of those Hilton Honors points.

The transaction prices for the Hilton Honors points are reduced by the expected payments to the third parties that will provide the free or discounted room or service using the actuarial projection of the cost per point. The remaining transaction price is then further allocated to the points that are expected to be redeemed, adjusting the points that are issued for estimated breakage, and recognized when those points are redeemed. While the points are outstanding, both the estimate of the expected payments to third parties (cost per point) and the estimated breakage are reevaluated, and the amount of revenue recognized when each point is redeemed is adjusted so that the final amount allocated to the substantive right of the customer to use the point is reflective of the amount retained for providing the free or discounted goods and services, net of the payments to third parties and points not redeemed.

We also earn licensing fees from co-brand credit card arrangements (see "Management and franchise revenues" within the "Revenue Recognition" section above). The co-brand license fee is allocated between two performance obligations based on their estimated standalone selling prices: (i) an IP license using the relief-from-royalty method and (ii) substantive rights for free or discounted goods or services to the credit card customers using a cost plus method based on an evaluation of other third-party administrators.

We satisfy our performance obligation related to points issued under Hilton Honors when points are redeemed for a free or discounted good or service by the Hilton Honors member, and we satisfy our remaining performance obligations over time as the customer simultaneously receives and consumes the benefits of the goods or services provided. Hilton Honors reimburses participating properties and applicable third parties when points are redeemed by members, at which time the redemption obligation is reduced and the related deferred revenue is recognized in other revenues from managed and franchised properties in our consolidated statements of operations. Additionally, when Hilton Honors members redeem award certificates at our owned and leased hotels, we recognize room revenue, included in owned and leased hotel revenues in our consolidated statements of operations.

Fair Value Measurements – Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date (i.e., an exit price). We use the three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the data market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

•	Level 1 – Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

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Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety. Proper classification of fair value measurements within the valuation hierarchy is considered each reporting period. The use of different market assumptions or estimation methods may have a material effect on the estimated fair value amounts.

Derivative Instruments

We use derivative instruments as part of our overall strategy to manage our exposure to market risks associated with fluctuations in interest rates and foreign currency exchange rates. We regularly monitor the financial stability and credit standing of the counterparties to our derivative instruments. We do not enter into derivative financial instruments for trading or speculative purposes.

We record all derivatives at fair value. On the date the derivative contract is entered into, we may designate the derivative as one of the following: a hedge of a forecasted transaction or the variability of cash flows to be paid ("cash flow hedge"), a hedge of the fair value of a recognized asset or liability ("fair value hedge") or a hedge of our investment in a foreign operation ("net investment hedge"). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge or net investment hedge are recorded in other comprehensive income (loss) in our consolidated statements of comprehensive income (loss) until they are reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. If we do not specifically designate a derivative as one of the above, changes in the fair value of the undesignated derivative instrument are reported in current period earnings. Likewise, the ineffective portion of designated derivative instruments is reported in current period earnings. Cash flows from designated derivative financial instruments are classified within the same category as the item being hedged in the consolidated statements of cash flows, while cash flows from undesignated derivative financial instruments are included as an investing activity.

If we determine that we qualify for and will designate a derivative as a hedging instrument, at the designation date we formally document all relationships between hedging activities, including the risk management objective and strategy for undertaking various hedge transactions. This process includes matching all derivatives that are designated as cash flow hedges to specific forecasted transactions, linking all derivatives designated as fair value hedges to specific assets and liabilities in the consolidated balance sheets and determining the foreign currency exposure of the net investment of the foreign operation for a net investment hedge.

On a quarterly basis, we assess the effectiveness of our designated hedges in offsetting the variability in the cash flows or fair values of the hedged assets or obligations using the Hypothetical Derivative Method. This method compares the cumulative change in fair value of each hedging instrument to the cumulative change in fair value of a hypothetical hedging instrument, which has terms that identically match the critical terms of the respective hedged transactions. Thus, the hypothetical hedging instrument is presumed to perfectly offset the hedged cash flows. Ineffectiveness results when the cumulative change in the fair value of the hedging instrument exceeds the cumulative change in the fair value of the hypothetical hedging instrument. We discontinue hedge accounting prospectively when the derivative is no longer highly effective as a hedge, the underlying hedged transaction is no longer probable or the hedging instrument expires, is sold, terminated or exercised.

Currency Translation

The United States dollar ("USD") is our reporting currency and is the functional currency of our consolidated and unconsolidated entities operating in the U.S. The functional currency for our consolidated and unconsolidated entities operating outside of the U.S. is the currency of the primary economic environment in which the respective entity operates. Assets and liabilities measured in foreign currencies are translated into USD at the prevailing exchange rates in effect as of the financial statement date and the related gains and losses, net of applicable deferred income taxes, are reflected in accumulated other comprehensive income (loss) in our consolidated balance sheets. Income and expense accounts are translated at the average exchange rate for the period. Gains and losses from foreign currency exchange rate changes related to transactions denominated in a currency other than an entity's functional currency or intercompany receivables and payables denominated in a currency other than an entity’s functional currency that are not of a long-term investment nature are recognized as gain (loss) on foreign currency transactions in our consolidated statements of operations. Where certain specific evidence indicates intercompany receivables and payables will not be settled in the foreseeable future and are of a long-term nature, gains and losses from foreign currency exchange rate changes are recognized as other comprehensive income (loss) in our consolidated statements of comprehensive income (loss).

Insurance

We are self-insured for losses up to our third-party insurance deductibles for general liability, auto liability and workers' compensation at our owned, leased and managed properties that participate in our programs. We purchase insurance coverage for claim amounts that exceed our deductible obligations. In addition, through our captive insurance subsidiary, we participate in reinsurance arrangements that provide coverage for a certain portion of our deductibles and/or acts as a financial intermediary for claim payments on our self-insurance program, along with property and casualty insurance for certain international hotels that are reinsured by other third parties. These obligations and reinsurance arrangements can cause timing differences in the recognition of assets, liabilities, gains and losses between reporting periods, although these amounts ultimately offset when the related claims are settled. Our insurance reserves are accrued based on our deductibles related to the estimated ultimate cost of claims that occurred during the covered period, which includes claims incurred but not reported, for which we will be responsible. These estimates are prepared with the assistance of outside actuaries and consultants. The ultimate cost of claims for a covered period may differ from our original estimates.

Share-based Compensation

As part of our 2013 and 2017 Omnibus Incentive Plans, we award time-vesting restricted stock units and restricted stock ("RSUs"), nonqualified stock options ("options") and performance-vesting restricted stock units and restricted stock (collectively, "performance shares") to our eligible employees and deferred share units ("DSUs") to members of our board of directors.

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RSUs generally vest in equal annual installments over two or three years from the date of grant. Vested RSUs generally will be settled for the Company's common stock, with the exception of certain awards that will be settled in cash. The grant date fair value per share is equal to the closing stock price on the grant date.

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Options vest over three years in equal annual installments from the grant date and terminate 10 years from the grant date or earlier if the individual’s service terminates under certain circumstances. The exercise price is equal to the closing stock price on the grant date. The grant date fair value per share is estimated using the Black-Scholes-Merton option-pricing model.

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Performance shares are settled at the end of a three-year performance period with 50 percent of the awards subject to achievement based on the compound annual growth rate ("CAGR") of the Company's adjusted earnings before interest expense, a provision for income taxes and depreciation and amortization ("Adjusted EBITDA"), referred to as EBITDA CAGR, and the other 50 percent of the awards subject to achievement based on the Company’s free cash flow ("FCF") per share CAGR, referred to as FCF CAGR. The total number of performance shares that vest related to each performance measure is based on an achievement factor that, in both cases, ranges from a zero percent to 200 percent payout. The grant date fair value per share for these awards is equal to the closing stock price on the grant date.

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DSUs are issued to our independent directors and are fully vested and non-forfeitable on the grant date. DSUs are settled for shares of the Company's common stock, which are deliverable upon the earlier of termination of the individual's service on our board of directors or a change in control. The grant date fair value per share is equal to the closing stock price on the grant date.

We recognize these share-based payment transactions when services from the employees are received and recognize either a corresponding increase in additional paid-in capital or accounts payable, accrued expenses and other in our consolidated balance sheets, depending on whether the instruments granted satisfy the equity or liability classification criteria. The measurement objective for these equity awards is the estimated fair value at the grant date of the equity instruments that we are obligated to issue when employees have rendered the requisite service and satisfied any other conditions necessary to earn the right to benefit from the instruments. The compensation expense for an award classified as an equity instrument is recognized ratably over the requisite service period, which is the period during which an employee is required to provide service in exchange for an award. Liability awards are measured based on the award’s fair value and the fair value is remeasured at each reporting date until the date of settlement. Compensation expense for each period until settlement is based on the change (or a portion of the change, depending on the percentage of the requisite service that has been rendered at the reporting date) in the fair value of the instrument for each reporting period for such liability awards. Compensation expense for awards with performance conditions is recognized over the requisite service period if it is probable that the performance condition will be satisfied. If such performance conditions are not considered probable until they occur, no compensation expense for these awards is recognized.

Income Taxes

We account for income taxes using the asset and liability method. The objectives of accounting for income taxes are to recognize the amount of taxes payable or refundable for the current year and to recognize the deferred tax assets and liabilities that relate to tax consequences in future years, which result from differences between the respective tax basis of assets and liabilities and their financial reporting amounts and tax attribute carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates in effect for the year in which the respective temporary differences or operating loss or tax credit carryforwards are expected to be recovered or settled. The realization of deferred tax assets and tax loss and tax credit carryforwards is contingent upon the generation of future taxable income and other restrictions that may exist under the tax laws of the jurisdiction in which a deferred tax asset exists. Valuation allowances are provided to reduce such deferred tax assets to amounts more likely than not to be ultimately realized.

On December 22, 2017, H.R.1, known as the Tax Cuts and Jobs Act of 2017 (the "TCJ Act") was signed into law and included widespread changes to the Internal Revenue Code including, among other items, the creation of new taxes on certain foreign earnings. The TCJ Act subjects a U.S. stockholder to current tax on global intangible low-taxed income ("GILTI") earned by certain foreign subsidiaries. In addition, the TCJ Act provides for foreign derived intangible income ("FDII") to be taxed at a lower effective rate than the statutory rate by allowing a tax deduction against the income. Interpretive guidance on the accounting for GILTI states that an entity can make an accounting policy election to either recognize deferred taxes for temporary basis differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI in the year the tax is incurred as a period expense only. We have elected to recognize the current tax on GILTI as an expense in the period the tax is incurred. We include the current tax impact of both GILTI and the FDII deduction in our effective tax rate. See Note 14: "Income Taxes" for additional information on the effects of the TCJ Act on our consolidated financial statements.

We use a prescribed recognition threshold for the financial statement recognition and measurement of a tax position taken in a tax return. For all income tax positions, we first determine whether it is "more-likely-than-not" that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If it is determined that a position meets the more-likely-than-not recognition threshold, the benefit recognized in the financial statements is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement.

Recently Issued Accounting Pronouncements

Adopted Accounting Standards

In February 2018, the Financial Accounting Standards Board ("FASB") issued ASU No. 2018-02 ("ASU 2018-02"), Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This ASU permits a reclassification from accumulated other comprehensive income (loss) to retained earnings (deficit) for stranded tax effects that do not reflect the appropriate tax rates as a result of the TCJ Act. We early adopted, as permitted by the standard, the provisions of ASU 2018-02 during the fourth quarter of 2018 and reclassified $16 million from accumulated other comprehensive loss to accumulated deficit as of January 1, 2018.

In March 2017, the FASB issued ASU No. 2017-07 ("ASU 2017-07"), Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires employers to report the service cost component of net periodic pension cost in the same line item or items of the statement of operations as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic pension cost must be presented separately from the service cost component and outside of a subtotal of income (loss) from operations. We adopted ASU 2017-07 on January 1, 2018 on a retrospective basis in our consolidated statements of operations, which includes presenting: (i) the service cost component of net periodic pension cost in owned and leased hotel expenses and general and administrative expenses and (ii) the other components of net periodic pension cost in other non-operating income (loss), net. Prior to adoption, all net periodic pension costs were presented in owned and leased hotel expenses and general and administrative expenses. We have applied the practical expedient permitting us to use the amounts disclosed in Note 15: "Employee Benefit Plans" for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. See the "Prior Period Financial Information" below for the effect of the adoption of ASU 2017-07 on our consolidated statements of operations for the years ended December 31, 2017 and 2016.

In May 2014, the FASB issued ASU 2014-09. This ASU supersedes the revenue recognition requirements in Revenue Recognition (Topic 605) and requires entities to recognize revenue when a customer obtains control of promised goods or services and in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. Subsequent to ASU 2014-09, the FASB issued several related ASUs to clarify the application of the new revenue recognition standard, collectively referred to herein as ASU 2014-09. We adopted the requirements of ASU 2014-09 on January 1, 2018 using the full retrospective approach, as permitted by the standard, resulting in a cumulative adjustment to accumulated deficit of $212 million as of January 1, 2016.

The provisions of ASU 2014-09 affected our revenue recognition as follows:

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Application, initiation and other fees are recognized over the term of the franchise contract, rather than upon execution of the contract and the unamortized portion of these fees is included in deferred revenues in our consolidated balance sheets.

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Contract acquisition costs related to our management and franchise contracts are recognized over the term of the contracts as a reduction to revenue, instead of as amortization expense. This change does not affect net income (loss).

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Incentive management fees are recognized to the extent that it is probable that a significant reversal will not occur as a result of future hotel profits or cash flows, as opposed to recognizing amounts that would be due if the management contract was terminated at the end of the reporting period. This change does not affect net income (loss) for any full year period.

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Revenue related to our Hilton Honors guest loyalty program is recognized upon point redemption, net of any reward reimbursement paid to a third party, as opposed to recognized on a gross basis at the time points are issued in conjunction with the accrual of the expected future cost of the reward reimbursement. Additionally, points issued at owned and leased hotels are accounted for as a reduction of owned and leased hotel revenues, as opposed to owned and leased hotel expenses. Fees received in excess of the estimated liability for guest loyalty program are included in deferred revenues in our consolidated balance sheets.

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Reimbursable fees related to our management and franchise contracts are recognized as they are billed, as opposed to when we incur the related expenses. Timing differences related to the receipt and spend of these fees will no longer be recorded in other assets and other liabilities in our consolidated balance sheets.

We have not retrospectively restated for contract modifications of management and franchise contracts that occurred before January 1, 2016. Instead, we have reflected the aggregate effect of all contract modifications when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price. The estimated effect of applying this practical expedient is to use a longer period over which to recognize on a straight line basis any fixed consideration either received from the customer or paid to the customer, since all fees will be amortized over the full contract term beginning on the date of initial execution, rather than amortizing fees received upon contract modifications prospectively from the contract modification date. We do not anticipate that this effect is material given the insignificance of the fixed consideration compared to the overall consideration we expect to earn over the term of the contract. We also elected not to disclose the amount of the transaction price and timing of revenue recognition related to our remaining performance obligations as of December 31, 2017.

See the "Prior Period Financial Information" below for the effect of the adoption of ASU 2014-09 on our consolidated balance sheet as of December 31, 2017 and our consolidated statements of operations for the years ended December 31, 2017 and 2016.

Prior Period Financial Information

The following table presents the effect of the adoption of ASU 2014-09 for the line items affected in our consolidated balance sheet:

	December 31, 2017
	As Previously Reported	Adoption of ASU 2014-09	As Adjusted
	(in millions)
ASSETS
Accounts receivable, net	$998	$7	$1,005
Prepaid expenses	111	16	127
Other current assets	171	(2)	169
Management and franchise contracts, net	909	44	953
Deferred income tax assets	113	(2)	111
Other non-current assets	434	(143)	291
TOTAL ASSETS	14,308	(80)	14,228

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, accrued expenses and other(1)	1,487	(71)	1,416
Current portion of deferred revenues(1)	41	325	366
Current portion of liability for guest loyalty program(1)	622	—	622
Deferred revenues	97	732	829
Deferred income tax liabilities	1,063	(132)	931
Other long-term liabilities	1,470	(550)	920
Total liabilities	12,233	304	12,537
Equity:
Accumulated deficit	(6,596)	(385)	(6,981)
Accumulated other comprehensive loss	(742)	1	(741)
Total equity	2,075	(384)	1,691
TOTAL LIABILITIES AND EQUITY	14,308	(80)	14,228
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(1)
The current portion of deferred revenues and current portion of liability for guest loyalty program have been separated from accounts payable, accrued expenses and other in the "As Previously Reported" column to conform with current presentation.

The following tables present the effect of the adoption of ASU 2014-09 and ASU 2017-07 on our consolidated statements of operations:

	Year Ended December 31, 2017
	As Previously Reported	Adoption of ASU 2014-09	Adoption of ASU 2017-07	As Adjusted
	(in millions)
Revenues
Franchise and licensing fees	$1,382	$(61)	$—	$1,321
Base and other management fees	336	(12)	—	324
Incentive management fees	222	—	—	222
Owned and leased hotels	1,450	(18)	—	1,432
Other revenues	105	—	—	105
	3,495	(91)	—	3,404
Other revenues from managed and franchised properties	5,645	(918)	—	4,727
Total revenues	9,140	(1,009)	—	8,131

Expenses
Owned and leased hotels	1,286	(18)	1	1,269
Depreciation and amortization	347	(11)	—	336
General and administrative	434	—	5	439
Other expenses	56	—	—	56
	2,123	(29)	6	2,100
Other expenses from managed and franchised properties	5,645	(746)	—	4,899
Total expenses	7,768	(775)	6	6,999

Operating income	1,372	(234)	(6)	1,132

Interest expense	(408)	57	—	(351)
Gain on foreign currency transactions	3	—	—	3
Loss on debt extinguishment	(60)	—	—	(60)
Other non-operating income, net	23	—	6	29

Income before income taxes	930	(177)	—	753

Income tax benefit	334	2	—	336

Net income	1,264	(175)	—	1,089
Net income attributable to noncontrolling interests	(5)	—	—	(5)
Net income attributable to Hilton stockholders	$1,259	$(175)	$—	$1,084

Earnings per share:
Basic	$3.88			$3.34
Diluted	$3.85			$3.32

	Year Ended December 31, 2016
	As Previously Reported	Adoption of ASU 2014-09	Adoption of ASU 2017-07	As Adjusted
	(in millions)
Revenues
Franchise and licensing fees	$1,154	$(63)	$—	$1,091
Base and other management fees	242	(12)	—	230
Incentive management fees	142	—	—	142
Owned and leased hotels	1,452	(18)	—	1,434
Other revenues	82	—	—	82
	3,072	(93)	—	2,979
Other revenues from managed and franchised properties	4,310	(713)	—	3,597
Total revenues	7,382	(806)	—	6,576

Expenses
Owned and leased hotels	1,295	(18)	2	1,279
Depreciation and amortization	364	(11)	—	353
General and administrative	403	—	6	409
Other expenses	66	—	—	66
	2,128	(29)	8	2,107
Other expenses from managed and franchised properties	4,310	(701)	—	3,609
Total expenses	6,438	(730)	8	5,716

Gain on sales of assets, net	8	—	—	8

Operating income	952	(76)	(8)	868

Interest expense	(394)	60	—	(334)
Loss on foreign currency transactions	(16)	—	—	(16)
Other non-operating income, net	14	—	8	22

Income from continuing operations before income taxes	556	(16)	—	540

Income tax expense	(564)	7	—	(557)

Loss from continuing operations, net of taxes	(8)	(9)	—	(17)
Income from discontinued operations, net of taxes	372	(1)	—	371
Net income	364	(10)	—	354
Net income attributable to noncontrolling interests	(16)	—	—	(16)
Net income attributable to Hilton stockholders	$348	$(10)	$—	$338

Earnings (loss) per share:
Basic:
Net loss from continuing operations per share	$(0.05)			$(0.08)
Net income from discontinued operations per share	1.11			1.11
Net income per share	$1.06			$1.03
Diluted:
Net loss from continuing operations per share	$(0.05)			$(0.08)
Net income from discontinued operations per share	1.11			1.11
Net income per share	$1.06			$1.03

Accounting Standards Not Yet Adopted

In August 2018, the FASB issued ASU No. 2018-15 ("ASU 2018-15"), Intangibles – Goodwill and Other – Internal-use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This ASU aligns guidance for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with guidance for capitalizing implementation costs to develop or obtain internal-use software. Capitalized implementation costs will be amortized over the term of the arrangement and presented in the same line item in the statement of operations as the fees associated with the service contract. The provisions of ASU 2018-15 are effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years; early adoption is permitted. We intend to adopt ASU 2018-15 on January 1, 2019 on a prospective basis, and we do not expect it to have a material effect on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 ("ASU 2016-02"), Leases (Topic 842), which supersedes existing guidance on accounting for leases in Leases (Topic 840) and generally requires all leases, including operating leases, to be recognized in the statement of financial position of lessees as right-of-use ("ROU") assets and lease liabilities, with certain practical expedients available. Subsequent to ASU 2016-02, the FASB issued related ASUs, including ASU No. 2018-11 ("ASU 2018-11"), Leases (Topic 842): Targeted Improvements, which provides for another transition method in addition to the modified retrospective approach required by ASU 2016-02. This option allows entities to initially apply the new leases standard at the adoption date and recognize a cumulative adjustment to the opening balance of retained earnings in the period of adoption.

We will adopt ASU 2016-02 on January 1, 2019 and apply the package of practical expedients included therein, as well as utilize the transition method included in ASU 2018-11. By applying ASU 2016-02 at the adoption date, as opposed to at the beginning of the earliest period presented, the presentation of financial information for periods prior to January 1, 2019 will remain unchanged and in accordance with Leases (Topic 840). On January 1, 2019, we expect to recognize additional ROU assets of between $0.9 billion and $1.1 billion and lease liabilities of between $1.2 billion and $1.4 billion in our consolidated balance sheet, with the difference recognized in accumulated deficit as a result of the impairment of ROU assets that occurred in periods prior to the adoption date. In preparation for the adoption, we have designed internal controls and information system functionality to enable the preparation of the necessary financial information and have reached conclusions on key accounting assessments.